                   As Filed with the Securities and Exchange Commission on March 31, 2011

                                       File Nos. 333-80205
                                         811-09381
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 27

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28

PAYPAL FUNDS

(Exact name of Registrant as specified in charter)

2211 North First Street

San Jose, CA 95131

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (408) 967-7000

Dana E. Schmidt

PayPal Funds

2211 North First Street

San Jose, CA 95131

(Name and address of agent for service)

Please send copy of all communications to:

David A. Hearth
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

(415) 856-7000

 It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)
X	on April 29, 2011 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to (a)(2) of Rule 485

                   If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 29, 2011, the effectiveness of the Registration Statement for the PayPal Fund for Good (the “Fund”), filed in Post-Effective Amendment No. 18 on June 8, 2010, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
19	August 20, 2010	September 17, 2010
20	September 16, 2010	October 15, 2010
21	October 14, 2010	November 12, 2010
22	November 10, 2010	December 10, 2010
23	December 9, 2010	January 7, 2011
24	January 6, 2011	February 4, 2011
25	February 3, 2011	March 4, 2011
26	March 3,2011	April 1, 2011

This Post-Effective Amendment No. 27 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 18.

 SIGNATURES FOR THE REGISTRANT

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 27 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on this 31st day of March 2011.

       PAYPAL FUNDS
       (Registrant)

       By:           /s/ Dana E. Schmidt
       Name:           Dana E. Schmidt
       Title:             President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                                           Title                                                                         Date

/s/ Dana E. Schmidt                         President and Principal Executive Officer                                March 31, 2011
Dana E. Schmidt

/s/ Omar J. Paz                                  Treasurer and                                                                               March 31, 2011
Omar J. Paz                                        Chief Financial Officer

                *                                         Trustee                                                                                          March 31, 2011
Richard D. Kernan

                  **                                     Trustee                                                                                          March 31, 2011
John P. McGonigle

                 *                                        Trustee and Chairman                                                                 March 31, 2011
Kevin T. Hamilton

*,** By: /s/ David A. Hearth
David A. Hearth,
As Attorney-in-Fact

________________________
* Pursuant to Powers of Attorney, each dated February 25, 2003, for Richard D. Kernan and Kevin T. Hamilton are incorporated herein by reference to PEA No. 7.
** Pursuant to Power of Attorney, dated September 18, 2008, for John P. McGonigle is incorporated herein by reference to PEA No. 15.